Schedule of Issued Capital Following Business Combination (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Issuance of shares to SPAC shareholders		$ 3,024,210
Issuance of shares to SPAC Founders		(5,791,426)
Recapitalization costs		16,126,854
Balance	$ 4,654,036	907,569	$ 7,652,517
Issuance of convertible note – equity component		140,495
Costs attributable to the issuance of shares in connection with the business combination		(1,315,013)
Issued capital [member]
IfrsStatementLineItems [Line Items]
Issuance of shares to AOI shareholders	2,860	2,860	2,860
Issuance of shares to SPAC shareholders	19	19
Issuance of shares to SPAC Founders	409	409
Conversion of JSKS Loan	445
Conversion of convertible notes	45	23
Recapitalization costs
Issuance of shares in exchange for advisory services	107	107
Conversion of rights	144	144
Total
Balance	$ 4,029	3,562	$ 2,860
Issuance of convertible note – equity component
Costs attributable to the issuance of shares in connection with the business combination
Number of shares [member]
IfrsStatementLineItems [Line Items]
Issued Capital, shares	27,898,538	23,224,102
Number of shares [member] | Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Issuance of shares to AOI shareholders, shares	18,646,643	18,646,643	18,646,643
Issuance of shares to SPAC shareholders, shares	124,768	124,768
Issuance of shares to SPAC Founders, shares	$ 2,666,900	$ 2,666,900
Conversion of convertible loan, shares	4,452,479
Conversion of convertible notes, shares	371,957	150,000
Conversion of convertible notes, shares	694,391	694,391
Other shares, shares	941,400	941,400
Issued Capital, shares			18,646,643
Share premium [member]
IfrsStatementLineItems [Line Items]
Issuance of shares to AOI shareholders	$ 2,579,627	$ 2,579,627	$ 2,579,627
Issuance of shares to SPAC shareholders	3,024,191	3,024,191
Issuance of shares to SPAC Founders	(5,791,835)	(5,791,835)
Conversion of JSKS Loan	4,998,067
Conversion of convertible notes	2,530,804	2,300,590
Recapitalization costs	16,126,854	16,126,854
Issuance of shares in exchange for advisory services	(107)	(107)
Total	23,607,952	18,379,671	2,579,627
Balance	22,292,939	17,064,658	2,579,627
Conversion of rights	(144)	(144)
Issuance of convertible note – equity component	140,495	140,495
Costs attributable to the issuance of shares in connection with the business combination	$ (1,315,013)	$ (1,315,013)